T. ROWE PRICE Spectrum Moderate Allocation Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  2.3%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.253%, 4/15/35 (1) 250,000 250
720 East IV
Series 2024-1A, Class A1R, CLO, FRN
3M TSFR + 1.26%, 4.932%, 7/15/39 (1) 500,000 500
ACHM Trust
Series 2026-HE1, Class A, VR
5.82%, 8/25/56 (1) 318,164 317
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100,000 100
Affirm Master Trust
Series 2025-1A, Class A
4.99%, 2/15/33 (1) 195,000 196
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 155,000 154
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 210,000 208
Affirm Master Trust
Series 2026-3A, Class A
4.78%, 8/15/34 (1) 235,000 234
Affirm Master Trust
Series 2026-3A, Class B
5.03%, 8/15/34 (1) 100,000 100
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.923%, 4/15/39 (1) 575,000 576
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 10/20/34 (1) 250,000 250
Ally Bank
Series 2026-A, Class A2
4.582%, 3/15/34 (1) 214,630 214
Ally Bank
Series 2026-A, Class B
4.709%, 3/15/34 (1) 214,630 214
Ally Bank
Series 2026-B, Class A2
4.834%, 6/15/34 (1) 250,000 250
Ally Bank
Series 2026-B, Class B
4.981%, 6/15/34 (1) 250,000 250

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ally Bank
Series 2026-B, Class C
5.078%, 6/15/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 312,849 312
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 181,903 181
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 340,226 339
AmeriCredit Automobile Receivables Trust
Series 2023-2, Class B
5.84%, 7/18/29  50,000 50
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 141,513 142
Amur Equipment Finance Receivables XVI
Series 2026-1A, Class A2
4.73%, 11/21/33 (1) 210,000 210
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.959%, 1/20/39 (1) 435,000 436
Anchorage Capital
Series 2026-22A, Class BR4, CLO, FRN
3M TSFR + 1.55%, 5.279%, 1/20/39 (1) 250,000 251
Angel Oak Mortgage Trust
Series 2026-HB1, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 5/25/56 (1) 475,000 476
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 110
Arbys Funding
Series 2026-1A, Class A2
6.369%, 10/30/56 (1) 480,000 478
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 74,232 75
Auxilior Term Funding
Series 2026-1A, Class A2
4.64%, 2/15/29 (1) 100,000 100
Auxilior Term Funding
Series 2026-1A, Class A3
4.99%, 8/15/36 (1) 100,000 100

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avant Credit Card Master Trust
Series 2026-1A, Class A
5.54%, 3/15/32 (1) 100,000 100
Avant Credit Card Master Trust
Series 2026-1A, Class B
5.84%, 3/15/32 (1) 100,000 100
Avis Budget Rental Car Funding AESOP
Series 2022-1A, Class A
3.83%, 8/21/28 (1) 100,000 99
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 98
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 100,000 98
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.899%, 1/20/39 (1) 756,242 756
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.743%, 12/26/31 (1) 57,936 58
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.143%, 12/26/31 (1) 57,936 58
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/27/48 (1) 476,067 476
Benefit Street Partners XXXIV
Series 2024-34A, Class BR, CLO, FRN
3M TSFR + 1.52%, 5.276%, 7/25/39 (1) 335,000 335
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  75,000 75
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class A3
4.27%, 1/15/30  65,000 65
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class D
5.19%, 2/17/32  170,000 169
Bridgecrest Lending Auto Securitization Trust
Series 2026-3, Class A3
4.64%, 4/15/30  70,000 70
Carlyle U.S.
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.217%, 7/25/38 (1) 250,000 250

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 50
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  265,000 267
CarMax Select Receivables Trust
Series 2026-B, Class A2
4.35%, 4/16/29  100,000 100
CarMax Select Receivables Trust
Series 2026-B, Class A3
4.64%, 12/16/30  100,000 100
CarMax Select Receivables Trust
Series 2026-B, Class B
4.88%, 10/15/32  30,000 30
CarMax Select Receivables Trust
Series 2026-B, Class C
5.19%, 10/15/32  70,000 70
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 100,144 100
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 555,000 561
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  240,000 242
Carvana Auto Receivables Trust
Series 2025-P3, Class A3
4.04%, 11/11/30  205,000 203
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  50,000 49
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  570,000 560
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  40,000 39
Carvana Auto Receivables Trust
Series 2026-P2, Class B
5.19%, 8/10/32  65,000 65
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  270,000 272

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2026-P3, Class B
5.23%, 10/11/32  95,000 95
Carvana Auto Receivables Trust
Series 2026-P3, Class C
5.70%, 2/10/33  140,000 139
CCG Receivables Trust
Series 2026-1, Class A2
4.45%, 1/17/34 (1) 315,000 314
Cedar Funding IX
Series 2018-9A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 7/20/37 (1) 345,000 345
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 5.009%, 1/20/39 (1) 370,000 370
Cerberus Loan Funding XLIV
Series 2023-5A, Class A1R, CLO, FRN
3M TSFR + 1.52%, 5.273%, 1/15/36 (1) 755,000 754
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 156,673 156
Chase Auto Credit Linked Notes
Series 2026-1, Class B
4.938%, 7/25/34 (1) 243,190 243
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.049%, 1/18/38 (1) 325,000 325
CIFC Funding
Series 2019-6A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.186%, 7/16/37 (1) 590,000 590
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.35%, 4.993%, 10/25/56 (1) 316,313 317
Citigroup Mortgage Loan Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.65%, 5.293%, 10/25/56 (1) 100,000 100
Crossroads Asset Trust
Series 2025-A, Class A2
4.91%, 2/20/32 (1) 124,918 125
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 555,000 533
Deephaven Residential Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.45%, 5.089%, 9/25/56 (1) 375,000 375

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 15,000 15
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  115,000 114
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 91,950 90
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 53,907 55
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 45,921 47
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 5.009%, 1/20/39 (1) 340,000 341
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 185,000 186
Enterprise Fleet Financing
Series 2026-2, Class A3
4.51%, 6/20/30 (1) 160,000 159
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  31,623 32
Exeter Automobile Receivables Trust
Series 2024-5A, Class C
4.64%, 1/15/30  60,000 60
Exeter Automobile Receivables Trust
Series 2026-2A, Class A2
4.31%, 11/15/28  101,519 101
Exeter Automobile Receivables Trust
Series 2026-3A, Class B
4.70%, 3/17/31  65,000 65
Exeter Automobile Receivables Trust
Series 2026-3A, Class C
4.92%, 10/15/32  85,000 84
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  200,000 199

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A2
4.37%, 10/15/29  75,000 75
Exeter Select Automobile Receivables Trust
Series 2026-1, Class A3
4.67%, 6/16/31  360,000 359
Figre
Series 2026-FL2, Class A1, VR
5.516%, 6/25/56 (1) 202,202 201
FIGRE Trust
Series 2026-HE6, Class A, VR
5.56%, 6/25/56 (1) 632,638 627
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 3/25/56 (1) 287,165 287
FIGRE Trust
Series 2026-HF7, Class A, FRN
SOFR30A + 1.30%, 4.943%, 7/25/56 (1) 371,524 371
Flatiron
Series 2019-1AR, Class AR3, CLO, FRN
3M TSFR + 0.90%, 11/16/36 (1)(2) 250,000 250
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class B
4.50%, 9/15/29 (1) 100,000 100
Ford Credit Floorplan Master Owner Trust A
Series 2026-1, Class B
4.61%, 5/15/31  30,000 30
Ford Credit Floorplan Master Owner Trust A
Series 2026-2, Class B
4.85%, 5/15/33  40,000 40
Fortress Credit Bsl XI
Series 2021-3AR, Class AR, CLO, FRN
3M TSFR + 0.96%, 7/20/34 (1)(2) 500,000 500
Fortress Credit BSL XIV
Series 2021-5A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.284%, 10/23/34 (1) 250,000 250
Fortress Credit BSL XVII
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.05%, 4.802%, 10/23/34 (1) 735,000 735
Fortress Credit BSL XXV
Series 2024-2A, Class A2R, CLO, FRN
3M TSFR + 1.53%, 5.305%, 7/24/37 (1) 250,000 250
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  40,000 40

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Goto Foods Funding
Series 2026-1A, Class A2
6.854%, 4/30/56 (1) 525,000 519
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class A2
4.47%, 1/16/29 (1) 100,000 100
GS Mortgage-Backed Securities Trust
Series 2026-AH2, Class A1A, FRN
SOFR30A + 1.40%, 5.043%, 11/25/56 (1) 481,722 482
GS Mortgage-Backed Securities Trust
Series 2026-HE2, Class A1, FRN
SOFR30A + 1.40%, 5.043%, 10/25/66  275,000 275
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 190,000 179
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 223,911 227
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 25,801 26
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 100
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 72,603 73
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 132,294 132
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 205,417 203
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class B1
5.612%, 8/20/48 (1) 250,000 249
Huntington Bank RVM Credit-Linked Notes
Series 2026-RVM1, Class C
5.905%, 8/20/48 (1) 250,000 249
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class B
5.15%, 6/15/29 (1) 100,000 100
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  30,000 29

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  60,000 59
Imprint Payments Credit Card Master Trust
Series 2026-A, Class A
5.00%, 7/15/30 (1) 195,000 195
Invesco
Series 2021-1AR, Class A1R, CLO, FRN
3M TSFR + 0.92%, 4/15/34 (1)(2) 1,000,000 1,000
Jack in the Box Funding
Series 2026-1A, Class A2
7.624%, 5/25/56 (1) 483,036 479
JPMorgan Mortgage Trust
Series 2026-HE1, Class A1, FRN
SOFR30A + 1.25%, 4.889%, 9/20/56 (1) 268,685 270
KKR
Series 17, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.278%, 7/15/38 (1) 435,000 435
M&T Equipment Notes
Series 2024-1A, Class A3
4.76%, 8/18/31 (1) 190,000 190
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 169,105 169
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 39,342 40
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 35,766 36
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 125,770 124
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 312
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 126,087 124
Navient Refinance Loan Trust
Series 2026-B, Class A
5.07%, 6/15/56 (1) 249,599 248
Nelnet Student Loan Trust
Series 2021-BA, Class AFX
1.42%, 4/20/62 (1) 55,840 53

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.80%, 7/17/36 (1) 295,000 295
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.049%, 1/20/39 (1) 310,000 310
Nissan Auto Lease Trust
Series 2024-B, Class B
5.21%, 12/15/28  70,000 70
NMEF Funding
Series 2025-B, Class A2
4.64%, 1/18/33 (1) 114,467 115
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100,000 99
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 98
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.999%, 11/13/31 (1) 44,056 44
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.074%, 11/26/37 (1) 250,000 250
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.434%, 11/26/37 (1) 250,000 250
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 52,986 53
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 101
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 21,692 22
Octane Receivables Trust
Series 2025-1A, Class B
4.61%, 6/20/31 (1) 100,000 99
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 154,783 154
Octane Recievables Trust
Series 2026-RVM1, Class A
4.92%, 6/20/47 (1) 250,000 250

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Recievables Trust
Series 2026-RVM1, Class B
5.18%, 6/20/47 (1) 100,000 100
OneMain Financial Issuance Trust
Series 2026-2A, Class A
4.98%, 1/14/38 (1) 655,000 654
OneMain Financial Issuance Trust
Series 2026-2A, Class B
5.27%, 1/14/38 (1) 100,000 100
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.88%, 1/25/37 (1) 245,000 245
Regatta X Funding
Series 2017-3A, Class BR2, CLO, FRN
3M TSFR + 1.60%, 5.406%, 7/17/37 (1) 305,000 305
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.943%, 4/15/39 (1) 250,000 250
Robinhood Credit Card Trust
Series 2026-1A, Class A
4.80%, 7/21/31 (1) 125,000 125
Robinhood Credit Card Trust
Series 2026-1A, Class B
4.99%, 7/21/31 (1) 100,000 99
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.863%, 8/20/32 (1) 126,481 127
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.859%, 7/20/34 (1) 250,000 250
RR 28
Series 2024-28RA, Class AAR2, CLO, FRN
3M TSFR + 1.24%, 4.993%, 3/30/38 (1) 465,000 466
RR 47
Series 2026-47A, Class A2R, CLO, FRN
3M TSFR + 1.55%, 5.261%, 10/15/41 (1) 250,000 250
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 190,993 189
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 168,574 169
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B
4.806%, 7/17/34 (1) 250,000 249

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2023-6, Class B
5.98%, 4/16/29  171,132 172
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  39,305 39
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  460,000 461
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  230,000 229
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  185,000 183
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 230,000 231
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.229%, 4/20/37 (1) 250,000 251
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 372,975 377
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 725,000 715
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 75,063 75
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 408,004 384
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 45
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 125,209 126
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 50
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 125,000 122

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 105,000 102
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A3
4.54%, 1/20/32 (1) 305,000 304
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A4
4.69%, 5/20/33 (1) 70,000 70
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class C
4.99%, 7/20/34 (1) 50,000 50
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 5.052%, 4/23/39 (1) 400,000 401
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 49,565 48
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 492,705 479
Sound Point  XXXI
Series 2021-3A, Class AR, CLO, FRN
3M TSFR + 1.07%, 4.88%, 10/25/34 (1) 610,000 610
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.379%, 1/20/32 (1) 250,000 250
Squarepoint U.S.
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.35%, 10/15/39 (1)(2) 500,000 500
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class A
4.77%, 8/20/31 (1) 300,000 299
Stellantis Financial Floorplan Master Auto Owner Trust
Series 2026-1A, Class B
4.89%, 8/20/31 (1) 100,000 100
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 90,000 90
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 14,000 14
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 150,000 148

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A3
4.35%, 11/20/29 (1) 40,000 40
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 85,000 84
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 45,000 45
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-BA, Class A2A
4.39%, 3/20/29 (1) 425,000 424
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.859%, 1/20/37 (1) 250,000 250
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.903%, 1/22/38 (1) 250,000 250
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 111,350 110
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 4.893%, 1/15/35 (1) 295,000 295
Trinitas XVI
Series 2021-16AR, Class A1R2, CLO, FRN
3M TSFR + 0.94%, 7/20/34 (1)(2) 760,000 760
Trinitas XXIX
Series 2024-29A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.324%, 10/23/39 (1) 250,000 250
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B
5.067%, 6/26/34 (1) 506,397 505
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 19,119 19
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 762,995 759
Volkswagen Credit Auto Master Trust
Series 2026-1A, Class A
4.71%, 5/20/31 (1) 355,000 355
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.899%, 4/20/38 (1) 94,363 95

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wheels Fleet Lease Funding 1
Series 2024-3A, Class A1
4.80%, 9/19/39 (1) 239,647 240
Wise
Series 2026-1A, Class B1, CLO, FRN
3M TSFR + 1.60%, 5.375%, 7/20/39 (1) 250,000 250
Yamaha Motor Master Trust II
Series 2026-A, Class A1
4.43%, 4/15/31 (1) 255,000 253
Total Asset-Backed Securities (Cost $47,830) 47,686
BOND FUNDS  18.3%
T. Rowe Price Dynamic Global Bond Fund - I Class, 4.59% (3)
(4) 9,717,429 73,464
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.92% (3)(4) 6,886,303 67,279
T. Rowe Price Inflation Protected Bond Fund - I Class,
(2.31)% (3)(4) 1,339,836 13,706
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.51% (3)(4) 2,287,453 21,205
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.31% (3)(4) 7,132,356 55,775
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.37% (3)(4) 11,688,187 98,531
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (2.32)% (3)(4) 2,282,347 10,750
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
5.20% (3)(4) 6,555,533 44,578
Total Bond Funds (Cost $417,016) 385,288
COMMON STOCKS  51.5%
COMMUNICATION SERVICES  4.0%
Diversified Telecommunication Services  0.3%
Anterix (5)(6) 11,689 1,062
BT Group (GBP)  645,250 1,786
KT (KRW)  22,824 893
Space Exploration Technologies (5) 6,223 894
Telstra Group (AUD)  260,758 872
Uniti Group (5)(6) 31,534 313
5,820
Entertainment  0.8%
Atlanta Braves Holdings, Class C (5)(6) 5,829 289

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Liberty Live Holdings, Class C (5) 26,165 2,709
Madison Square Garden Sports (5)(6) 1,872 720
Netflix (5) 100,381 8,136
Nintendo (JPY)  25,200 1,421
Sphere Entertainment (5)(6) 887 121
Walt Disney  28,112 3,023
16,419
Interactive Media & Services  2.5%
Alphabet, Class A  43,199 14,660
Alphabet, Class C  84,782 28,437
Meta Platforms, Class A  16,255 9,303
Reddit, Class A (5) 63 9
Tencent Holdings (HKD)  11,600 666
53,075
Media  0.0%
EchoStar, Class A (5)(6) 491 42
42
Wireless Telecommunication Services  0.4%
KDDI (JPY)  102,200 1,888
SoftBank Group (JPY)  53,000 1,708
T-Mobile U.S.  28,582 5,157
8,753
Total Communication Services 84,109
CONSUMER DISCRETIONARY  5.1%
Automobile Components  0.0%
Autoliv, SDR (SEK) (6) 7,887 962
962
Automobiles  0.5%
Suzuki Motor (JPY) (6) 101,600 1,407
Tesla (5) 16,158 5,945
Toyota Motor (JPY)  135,800 2,667
10,019
Broadline Retail  1.9%
Alibaba Group Holding (HKD)  35,536 508
Amazon.com (5) 134,071 34,828
Next (GBP)  5,636 1,178
Ollie's Bargain Outlet Holdings (5)(6) 5,057 381
Savers Value Village (5) 29,032 300
Sea, ADR (5) 19,184 2,177
39,372

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services  0.0%
Carriage Services  4,364 147
Service Corp. International (6) 4,008 327
474
Hotels, Restaurants & Leisure  1.0%
Airbnb, Class A (5) 8,980 1,645
Booking Holdings  37,816 7,529
Cava Group (5)(6) 5,379 354
Compass Group  70,452 2,144
DoorDash, Class A (5) 5,104 1,183
Dutch Bros, Class A (5)(6) 6,849 335
Food & Life (JPY)  14,200 522
Life Time Group Holdings (5) 8,960 376
McDonald's  13,860 3,653
Planet Fitness, Class A (5) 18,384 948
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (5)(7)(8)(9) 51,774 126
Yum! Brands  9,900 1,518
20,333
Household Durables  0.3%
Installed Building Products  1,387 337
Panasonic Holdings (JPY)  51,300 1,431
PulteGroup  8,276 1,045
Sony Group (JPY)  138,000 3,410
6,223
Leisure Products  0.0%
Acushnet Holdings (6) 906 78
78
Specialty Retail  1.2%
AutoZone (5) 1,053 3,150
Boot Barn Holdings (5) 976 147
Burlington Stores (5) 876 228
Carvana (5) 128,366 9,430
Floor & Decor Holdings, Class A (5)(6) 181 9
Home Depot  15,196 4,982
Lowe's  3,119 638
O'Reilly Automotive (5) 13,621 1,210
Ross Stores  5,826 1,331
TJX  18,328 2,454
Tractor Supply  19,800 691
Ulta Beauty (5) 3,158 1,696

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Urban Outfitters (5) 1,927 155
26,121
Textiles, Apparel & Luxury Goods  0.2%
Asics (JPY)  65,400 1,834
Birkenstock Holding (5) 6,735 235
Kering (EUR)  3,358 990
Kontoor Brands (6) 3,788 286
Moncler (EUR)  17,092 933
4,278
Total Consumer Discretionary 107,860
CONSUMER STAPLES  2.1%
Beverages  0.2%
Coca-Cola  36,434 3,231
Diageo (GBP)  61,382 1,411
4,642
Consumer Staples Distribution & Retail  0.2%
BJ's Wholesale Club Holdings (5) 2,119 192
Coles Group (AUD)  48,026 827
Grocery Outlet Holding (5)(6) 53,250 636
PriceSmart (6) 844 144
Tsuruha Holdings (JPY) (6) 49,900 721
U.S. Foods Holding (5) 14,280 1,497
4,017
Food Products  0.5%
Ajinomoto (JPY)  31,700 1,066
Cal-Maine Foods (6) 1,409 111
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $128 (5)(7)(9) 6,905 —
Magnum Ice Cream (EUR) (5) 56,288 1,156
Mama's Creations (5) 3,007 49
Mondelez International, Class A  87,535 5,433
Nestle (CHF)  17,954 1,746
9,561
Household Products  0.4%
Colgate-Palmolive  16,019 1,439
Procter & Gamble  44,017 6,388
7,827
Personal Care Products  0.5%
L'Oreal (EUR)  4,076 1,815
Unilever (GBP)  83,712 5,389

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Unilever, ADR  39,454 2,559
9,763
Tobacco  0.3%
British American Tobacco (GBP)  36,756 2,042
Philip Morris International  26,170 4,902
6,944
Total Consumer Staples 42,754
ENERGY  2.5%
Energy Equipment & Services  0.6%
Kodiak Gas Services  3,223 189
Liberty Energy  5,264 104
National Energy Services Reunited (5) 11,756 413
Noble (6) 14,545 666
NOV  25,406 541
SLB  98,425 5,915
TechnipFMC  49,696 3,884
WaterBridge Infrastructure, Class A (6) 26,958 857
Weatherford International  3,811 373
12,942
Oil, Gas & Consumable Fuels  1.9%
Aker BP (NOK)  30,073 1,154
California Resources  4,227 224
Canadian Natural Resources (CAD)  35,647 1,787
Canadian Natural Resources  31,670 1,586
Cenovus Energy (CAD)  11,733 377
Cenovus Energy  43,900 1,411
Chevron  18,261 3,764
ConocoPhillips  49,696 6,584
EQT  32,471 1,759
Equinor (NOK)  45,716 1,961
ExxonMobil Holdings  19,006 3,059
Golar LNG  25,230 1,299
Gulfport Energy (5) 1,292 232
Magnolia Oil & Gas, Class A  20,883 561
PrairieSky Royalty (CAD) (6) 41,915 1,108
Range Resources (6) 71,523 2,955
Shell, ADR  48,579 4,443
Strathcona Resources (CAD)  12,090 373
TotalEnergies (EUR)  49,296 4,344
Valero Energy  403 145
Viper Energy, Class A  8,393 376

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WhiteHawk Minerals  7,016 192
39,694
Total Energy 52,636
FINANCIALS  8.4%
Banks  3.6%
ABN AMRO Bank, CVA (EUR)  28,851 1,399
ANZ Group Holdings (AUD)  95,265 2,535
Atlantic Union Bankshares  12,323 497
Banc of California  39,866 742
Banco Bilbao Vizcaya Argentaria (EUR)  116,586 3,373
Banco Santander (EUR)  256,594 3,755
Bank of America  106,188 6,577
Barclays (GBP)  369,663 2,452
BAWAG Group (EUR)  6,197 1,293
Byline Bancorp  2,931 111
Citigroup  6,161 811
Columbia Banking System  24,246 719
Columbia Financial  14,258 166
CRB Group, Acquisition Date: 1/28/22 - 1/15/26, Cost $309 (5)
(7)(9) 3,002 280
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (5)(7)(9) 554 —
DBS Group Holdings (SGD)  45,906 2,792
Dime Commercial Bancshares  11,287 456
DNB Bank (NOK)  58,436 1,990
Eastern Bankshares  25,811 567
Equity Bancshares, Class A  7,546 372
Erste Group Bank (EUR)  6,103 858
FB Financial  7,167 408
Fifth Third Bancorp  47,303 2,543
Five Star Bancorp  10,720 491
Flagstar Bank (6) 34,453 459
Huntington Bancshares  80,300 1,340
ING Groep (EUR)  48,430 1,714
JPMorgan Chase  38,194 13,598
Kearny Financial  15,163 150
Live Oak Bancshares  11,008 434
Lloyds Banking Group (GBP)  1,178,892 1,738
Mitsubishi UFJ Financial Group (JPY)  178,900 4,079
National Bank of Canada (CAD)  5,264 808
OceanFirst Financial  13,157 248
Pinnacle Financial Partners  4,789 479
Resona Holdings (JPY)  105,000 1,646

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seacoast Banking  7,580 257
ServisFirst Bancshares  7,772 334
Societe Generale (EUR)  27,285 2,298
SOUTHSTATE BANK  7,164 751
Standard Chartered (GBP)  94,554 2,746
Sumitomo Mitsui Trust Group (JPY)  208,776 2,311
Texas Capital Bancshares (6) 6,933 674
U.S. Bancorp  31,531 1,942
UniCredit (EUR)  29,452 2,875
USCB Financial Holdings  8,637 192
76,260
Capital Markets  1.7%
3i Group (GBP)  44,351 1,678
Blackrock  750 867
Bridgepoint Group (GBP)  223,584 965
Brookfield (CAD)  33,934 1,398
Cboe Global Markets  708 213
Charles Schwab  56,847 6,243
CME Group  4,919 1,404
CVC Capital Partners (EUR) (6) 23,133 389
Goldman Sachs Group  3,557 3,649
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $138 (5)(7)(9) 9,842 167
Intercontinental Exchange  25,691 4,129
Japan Exchange Group, ADR  5,812 81
Macquarie Group (AUD)  6,437 1,154
Marex Group  1,959 142
Miami International Holdings (5) 17,571 753
Moody's  745 376
Morgan Stanley  22,689 4,840
StoneX Group (5) 11,098 760
TMX Group (CAD)  37,759 1,472
Tradeweb Markets, Class A  13,938 1,501
UBS Group (CHF)  47,271 2,588
34,769
Consumer Finance  0.3%
American Express  9,190 3,034
Capital One Financial  13,086 2,807
FirstCash Holdings  1,533 329
6,170
Financial Services  1.3%
Apollo Global Management  956 131
Berkshire Hathaway, Class B (5) 14,567 7,342

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn. (5)(6) 72,798 446
Marqeta (5) 25,742 423
Mastercard, Class A  8,837 5,208
ORIX (JPY)  27,600 1,074
Paymentus Holdings (5) 1,862 66
PennyMac Financial Services  9,772 714
Rocket, Class A (5) 22,997 308
Visa, Class A  33,482 12,702
28,414
Insurance  1.5%
Admiral Group (GBP)  29,136 1,580
AIA Group (HKD)  207,000 2,001
Allstate  1,876 484
Aon  4,025 1,294
AXA (EUR)  38,990 1,947
Chubb  17,351 5,875
Definity Financial (CAD) (6) 44,832 2,378
Generali (EUR) (6) 28,548 1,477
Hagerty, Class A (5)(6) 14,748 196
Hannover Rueck (EUR)  1,058 316
Kinsale Capital Group  902 337
Mandatum (EUR)  97,924 721
Marsh & McLennan  14,786 2,806
MetLife  13,310 1,267
Neptune Insurance Holdings, Class A (5) 23,290 776
Palomar Holdings  1,744 231
Progressive  10,698 2,333
Root, Class A (5)(6) 3,093 172
Sampo, Class A (EUR)  170,597 1,922
Skyward Specialty Insurance Group (5) 4,075 234
Suncorp Group (AUD)  87,445 1,180
Tokio Marine Holdings (JPY)  40,100 1,925
Travelers  256 94
White Mountains Insurance Group  72 151
31,697
Mortgage Real Estate Investment Trusts  0.0%
HA Sustainable Infrastructure Capital (6) 9,453 374
374
Total Financials 177,684
HEALTH CARE  5.9%
Biotechnology  1.5%
4D Molecular Therapeutics (5) 10,481 148

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AbbVie  14,076 3,609
Aktis Oncology (5) 13,718 356
Amgen  6,109 2,626
Argenx, ADR (5) 1,721 1,776
Bicara Therapeutics (5)(6) 18,738 433
Cabaletta Bio (5)(6) 17,019 53
Celcuity (5)(6) 1,289 115
CG oncology (5)(6) 3,474 261
Cogent Biosciences (5) 5,286 185
Cytokinetics (5) 8,771 622
Damora Therapeutics (5)(6) 1,747 49
Denali Therapeutics (5)(6) 26,134 621
Dianthus Therapeutics (5) 14,219 1,502
Dyne Therapeutics (5) 86,122 2,190
Erasca (5) 18,139 324
Freenome (5) 13,156 195
Gilead Sciences  49,844 7,294
Immatics (5) 68,772 655
Immunome (5)(6) 84,631 2,320
Immunovant (5) 7,794 318
Kodiak Sciences (5) 8,877 332
Kymera Therapeutics (5)(6) 9,012 1,071
Neurogene (5)(6) 3,034 110
Oruka Therapeutics (5)(6) 3,271 303
Prime Medicine (5)(6) 13,421 48
Regeneron Pharmaceuticals  2,450 1,958
Relay Therapeutics (5)(6) 17,528 322
Shattuck Labs (5)(6) 32,283 226
Spyre Therapeutics (5) 2,389 213
Stoke Therapeutics (5) 4,982 156
Travere Therapeutics (5) 2,810 186
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(9) 1,646 15
Twist Bioscience (5)(6) 3,030 421
Vaxcyte (5) 3,906 237
31,250
Health Care Equipment & Supplies  0.7%
Abbott Laboratories  38,831 4,285
Axogen (5) 1,662 84
EssilorLuxottica (EUR)  4,862 902
Haemonetics (5) 1,515 156
Hoya (JPY)  6,800 1,041
Intuitive Surgical (5) 5,862 2,209

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
iRadimed  827 72
Koninklijke Philips (EUR)  58,702 1,563
Medline, Class A (5) 6,549 230
Neogen (5) 22,205 257
Procept Biorobotics (5)(6) 15,026 319
Siemens Healthineers (EUR)  13,632 617
STERIS  7,049 1,640
Stryker  1,495 484
13,859
Health Care Providers & Services  1.3%
Alignment Healthcare (5)(6) 31,701 425
Billiontoone (5)(6) 3,596 326
BrightSpring Health Services (5) 21,778 1,272
Brookdale Senior Living (5) 7,989 94
Cencora  13,681 4,427
CVS Health  24,173 2,270
Encompass Health  12,665 1,523
Guardian Pharmacy Services, Class A (5) 3,943 146
LifeStance Health Group (5) 26,641 329
Oscar Health, Class A (5) 34,344 1,029
Quest Diagnostics  13,196 3,171
Tenet Healthcare (5) 11,131 2,960
UnitedHealth Group  24,149 9,404
27,376
Health Care Technology  0.1%
Veeva Systems, Class A (5) 8,372 2,392
2,392
Life Sciences Tools & Services  0.4%
Adaptive Biotechnologies (5) 13,654 340
Alamar Biosciences, Lockup Shares, Acquisition Date: 1/8/26,
Cost $107 (5)(9) 7,381 225
BioLife Solutions (5) 13,867 514
Danaher  5,178 1,106
Mettler-Toledo International (5) 302 424
Repligen (5)(6) 5,611 1,016
Revvity  24,714 3,180
Sotera Health (5) 35,577 672
Thermo Fisher Scientific  2,234 1,379
8,856
Pharmaceuticals  1.9%
Amylyx Pharmaceuticals (5) 2,864 97
AstraZeneca  38,774 6,286

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avalyn Pharma (5)(6) 5,120 178
Bristol-Myers Squibb  24,398 1,630
Chugai Pharmaceutical (JPY)  37,800 1,636
Elanco Animal Health (5)(6) 22,545 539
Eli Lilly  6,972 8,065
Galderma Group (CHF)  3,543 735
Johnson & Johnson  22,129 5,883
Kardigan (5) 8,857 179
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $95 (5)(9) 7,054 142
Maze Therapeutics (5)(6) 3,038 81
Merck  9,100 1,345
Novartis (CHF)  16,843 2,562
Novo Nordisk, Class B (DKK)  48,873 2,213
Roche Holding (CHF)  6,529 2,846
Royalty Pharma, Class A  26,271 1,613
Sanofi (EUR)  16,436 1,461
Takeda Pharmaceutical (JPY)  51,100 1,847
UCB (EUR)  5,160 1,292
40,630
Total Health Care 124,363
INDUSTRIALS & BUSINESS SERVICES  5.8%
Aerospace & Defense  1.0%
Airbus (EUR)  14,803 3,378
Beta Technologies, Class A (5) 12,685 255
General Electric  13,587 4,561
Hanwha Aerospace (KRW)  955 767
HEICO  1,708 566
Howmet Aerospace  600 147
Karman Holdings (5)(6) 5,589 232
Kratos Defense & Security Solutions (5) 127 6
Loar Holdings (5)(6) 19,975 1,402
Mercury Systems (5)(6) 4,969 434
Northrop Grumman  1,849 998
Rheinmetall (EUR)  834 1,074
Rolls-Royce Holdings (GBP)  150,537 3,060
Safran (EUR)  5,695 2,226
TransDigm Group  577 676
VSE (6) 6,898 1,439
21,221
Air Freight & Logistics  0.0%
Hub Group  1,953 78
78

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products  0.1%
AZZ  3,469 476
CSW Industrials (6) 562 174
Griffon  2,061 201
Kingspan Group (EUR)  8,647 1,028
Louisiana-Pacific  4,599 324
2,203
Commercial Services & Supplies  0.3%
Brink's (6) 1,344 146
Casella Waste Systems, Class A (5)(6) 5,790 534
Cintas  2,846 574
Clean Harbors (5) 1,152 363
Element Fleet Management (CAD)  72,990 1,388
Republic Services  19,362 4,278
7,283
Construction & Engineering  0.1%
API Group (5) 7,848 308
MYR Group (5) 510 149
Shimizu (JPY)  55,300 823
Vinci (EUR)  10,435 1,368
WillScot Holdings  10,891 225
2,873
Electrical Equipment  1.0%
ABB (CHF)  22,078 2,162
AMETEK  14,477 3,405
DPC Holdings (5)(6) 19,494 818
Eaton  4,881 1,962
Emerson Electric  21,649 3,300
FuelCell Energy (5)(6) 2,060 35
Fujikura (JPY)  46,200 1,575
GE Vernova  2,409 2,165
Mitsubishi Electric (JPY)  50,500 1,749
Prysmian (EUR)  16,176 2,261
Siemens Energy (EUR)  13,030 2,146
Vicor (5) 1,776 333
21,911
Ground Transportation  0.4%
CSX  91,518 4,623
Norfolk Southern  2,822 967
Old Dominion Freight Line  9,113 1,822

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia (5) 413 147
7,559
Industrial Conglomerates  0.4%
Hitachi (JPY)  87,700 2,977
Siemens (EUR)  17,820 5,908
8,885
Machinery  1.8%
Alliance Laundry Holdings (5)(6) 7,643 175
Atmus Filtration Technologies  10,831 511
Caterpillar  2,095 1,671
CECO Environmental (5) 6,135 437
Deere  12,325 8,072
Enpro  1,447 429
Esab  5,832 440
ESCO Technologies  3,694 1,009
Federal Signal  1,912 224
Flowserve  168 13
Graco  145 11
Graham (5) 3,909 341
Ingersoll Rand  55,944 4,310
JBT Marel  4,704 550
Kadant  395 118
KION Group (EUR)  16,661 854
Komatsu (JPY)  25,900 1,198
Kubota (JPY)  20,500 374
Otis Worldwide  19,200 1,366
Parker-Hannifin  4,546 4,452
RBC Bearings (5) 511 253
Sandvik (SEK)  57,812 2,316
Spirax Group (GBP)  3,618 344
SPX Technologies (5) 1,439 283
Standex International  400 116
Techtronic Industries (HKD)  88,500 1,522
Westinghouse Air Brake Technologies  21,951 6,276
37,665
Passenger Airlines  0.1%
Ryanair Holdings, ADR  28,711 1,590
1,590
Professional Services  0.3%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $61 (5)(7)(9) 7,797 63
Equifax  7,292 1,380
Recruit Holdings (JPY)  40,900 4,632

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UL Solutions, Class A (6) 6,953 518
6,593
Trading Companies & Distributors  0.3%
AerCap Holdings  7,699 1,124
Bunzl (GBP)  30,916 1,163
Diploma (GBP)  106 10
DXP Enterprises (5) 410 77
Finning International (CAD) (6) 4,952 325
QXO (5)(6) 21,137 281
Russel Metals (CAD)  5,105 272
SiteOne Landscape Supply (5) 3,391 334
Sumitomo (JPY)  292,800 3,268
6,854
Total Industrials & Business Services 124,715
INFORMATION TECHNOLOGY  13.8%
Communications Equipment  0.5%
Ciena (5) 2,522 965
Cisco Systems  58,830 6,500
Extreme Networks (5) 4,044 91
Filtronic (GBP) (5) 48,350 154
Telefonaktiebolaget LM Ericsson, Class B (SEK)  102,863 1,042
Viasat (5) 4,244 285
Viavi Solutions (5) 135 5
Zhongji Innolight (HKD) (5) 3,900 512
9,554
Electronic Equipment, Instruments & Components  0.6%
Amphenol, Class A  19,078 3,025
Bel Fuse, Class B (6) 1,161 289
Fabrinet (5) 126 52
Halma, ADR (6) 1,049 103
Itron (5) 3,436 333
Keysight Technologies (5) 15,213 4,909
Mirion Technologies (5)(6) 79,923 1,205
M-Tron Industries (5)(6) 1,566 119
Murata Manufacturing (JPY)  29,500 1,311
Novanta (5)(6) 3,205 469
TE Connectivity  5,053 1,037
Teledyne Technologies (5) 510 313
Unusual Machines (5)(6) 2,103 50
Vishay Precision Group (5) 1,734 107
13,322

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services  0.3%
Indra Sistemas (EUR) (6) 20,509 1,458
International Business Machines  7,125 1,666
Shopify, Class A (5) 14,564 2,146
5,270
Semiconductors & Semiconductor Equipment  7.3%
Advanced Micro Devices (5) 24,443 11,506
Aehr Test Systems (5) 1,046 83
Analog Devices  11,333 4,104
Applied Materials  8,964 4,109
ASML Holding (EUR)  4,830 8,192
ASML Holding  2,100 3,562
BE Semiconductor Industries (EUR)  3,810 867
Broadcom  57,353 21,240
Cerebras Systems, Class A (5) 739 136
Enphase Energy (5)(6) 521 19
FormFactor (5) 132 13
Infineon Technologies (EUR)  26,824 1,749
Intel (5) 36,603 3,276
Kioxia Holdings (JPY) (5) 1,100 340
KLA  7,436 1,305
Lam Research  23,463 7,074
Lattice Semiconductor (5) 10,980 1,266
MACOM Technology Solutions Holdings (5) 1,249 330
Marvell Technology  9,229 1,953
Micron Technology  3,765 3,610
Monolithic Power Systems  1,340 1,699
Navitas Semiconductor (5)(6) 5,780 67
NVIDIA  275,388 60,800
NXP Semiconductors  5,535 1,243
Onto Innovation (5) 184 49
QUALCOMM  11,600 1,978
SiTime (5) 592 335
SK hynix, ADR (5)(6) 14,108 2,322
Taiwan Semiconductor Manufacturing (TWD)  61,759 4,641
Taiwan Semiconductor Manufacturing, ADR  5,880 2,442
Texas Instruments  7,337 1,914
Tokyo Electron (JPY)  7,300 2,555
154,779
Software  3.0%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $843 (5)(7)(9) 1,960 1,348

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Appfolio (5)(6) 523 122
Aurora Innovation (5)(6) 102,966 580
BlackBerry (5)(6) 35,602 290
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $459 (5)(7)(9) 269 320
Cipher Digital (5)(6) 11,053 171
Crowdstrike Holdings, Class A (5) 8,180 1,890
Datadog, Class A (5) 2,962 702
Gusto, Acquisition Date: 10/4/21, Cost $148 (5)(7)(9) 5,153 110
Hut 8 (5) 6,300 495
InterDigital (6) 7,140 2,392
Microsoft  76,988 39,055
nCino (5)(6) 3,647 82
Oracle  13,242 1,975
Palantir Technologies, Class A (5) 16,955 3,160
Procore Technologies (5) 1,796 113
Riot Platforms (5) 26,353 501
Roper Technologies  1,883 800
Salesforce  20,656 5,320
SAP (EUR)  6,624 1,458
ServiceNow (5) 12,292 1,819
Synopsys (5) 1,275 560
63,263
Technology Hardware, Storage & Peripherals  2.1%
Apple  135,544 42,947
Samsung Electronics (KRW)  10,128 1,912
44,859
Total Information Technology 291,047
MATERIALS  1.9%
Chemicals  0.7%
Air Liquide (EUR)  13,864 2,727
CF Industries Holdings  10,660 1,386
Corteva  18,200 1,540
Element Solutions  9,862 351
Linde  13,774 6,743
Mitsubishi Chemical Group (JPY)  143,600 1,077
Perimeter Solutions (5) 10,971 335
Solstice Advanced Materials  16,307 1,034
15,193
Construction Materials  0.3%
Heidelberg Materials (EUR)  7,363 1,403
Holcim (CHF)  19,249 1,688

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Martin Marietta Materials  4,274 2,217
United States Lime & Minerals  2,260 267
5,575
Containers & Packaging  0.3%
Ball  29,246 1,842
International Paper  49,865 1,891
Packaging Corp. of America  14,836 3,471
7,204
Metals & Mining  0.6%
Alamos Gold  13,229 484
Almonty Industries (5) 24,519 436
Altius Minerals (CAD) (6) 7,722 359
Antofagasta (GBP)  24,735 1,320
BHP Group (AUD)  28,432 1,337
BHP Group (GBP) (6) 23,448 1,110
BHP Group, ADR (6) 13,607 1,278
Capstone Copper (CAD) (5) 29,912 347
Franco-Nevada (6) 1,500 395
G Mining Ventures (CAD) (5)(6) 2,640 99
Glencore (GBP)  248,109 1,980
Grupo Mexico, Series B (MXN)  73,799 1,010
IAMGOLD (5) 4,759 97
OR Royalties  39,560 1,462
Royal Gold  30 8
USA Rare Earth (5)(6) 5,980 107
Warrior Met Coal  3,129 339
12,168
Paper & Forest Products  0.0%
Stora Enso, Class R (EUR)  85,679 1,006
1,006
Total Materials 41,146
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Cellares, Series D, Warrants, 7/24/31, Acquisition Date:
7/24/26, Cost $— (5)(7)(9) 4,342 52
Total Miscellaneous 52
REAL ESTATE  1.0%
Health Care Real Estate Investment Trusts  0.3%
CareTrust REIT, REIT  22,218 865
Welltower, REIT  20,055 4,738
5,603

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.0%
EastGroup Properties, REIT  1,493 298
Terreno Realty, REIT  5,009 331
629
Real Estate Management & Development  0.1%
Landbridge, Class A (6) 6,753 591
Mitsui Fudosan (JPY)  120,700 1,142
1,733
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  42,448 2,693
Essex Property Trust, REIT  2,908 823
Flagship Communities REIT (6) 17,821 393
3,909
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  33,420 997
Scentre Group (AUD)  556,348 1,430
2,427
Specialized Real Estate Investment Trusts  0.3%
Blackstone Digital Infrastructure Trust, REIT (5) 16,658 334
CubeSmart, REIT  293 12
Public Storage, REIT  13,432 4,124
VICI Properties, REIT  36,309 931
5,401
Total Real Estate 19,702
UTILITIES  1.0%
Electric Utilities  0.6%
Constellation Energy  9,417 2,587
Enel (EUR)  191,776 2,097
Fortum (EUR)  40,125 965
IDACORP (6) 4,780 651
OGE Energy  9,331 426
Southern  57,726 5,080
11,806
Gas Utilities  0.1%
Chesapeake Utilities  6,984 932
National Fuel Gas  4,487 373
1,305
Independent Power & Renewable Electricity
Producers  0.0%
Fervo Energy, Class A (5) 9,213 142

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Orsted (DKK) (5) 35,063 738
880
Multi-Utilities  0.3%
Ameren  22,245 2,358
Engie (EUR)  68,570 1,959
National Grid (GBP)  129,468 2,042
6,359
Water Utilities  0.0%
California Water Service Group  8,848 442
Middlesex Water  4,369 254
696
Total Utilities 21,046
Total Miscellaneous Common Stocks  0.0% (10) 163
Total Common Stocks (Cost $587,484) 1,087,277
CONVERTIBLE PREFERRED STOCKS  0.4%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (5)(7)
(8)(9) 10,166 26
26
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $134 (5)(7)(9) 22,936 19
19
Total Consumer Discretionary 45
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $47 (5)(7)(9) 2,528 —
Total Consumer Staples —
CORPORATES  0.0%
Technology  0.0%
Alphabet, Series A, 6.25%, 5/15/29 (6) 2,596 126
Alphabet, Series B, 6.25%, 5/15/29  2,596 124
Total Corporates 250
HEALTH CARE  0.0%
Biotechnology  0.0%
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $93 (5)(7)(9) 28,185 93

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ollin Biosciences, Series B, Acquisition Date: 6/2/26,
Cost $30 (5)(7)(9) 9,838 30
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $94 (5)(7)(9) 10,974 101
224
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (5)(7)
(9) 68,919 57
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $57 (5)(7)
(9) 116,595 75
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $51 (5)(7)
(9) 78,645 51
183
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (5)(7)(9) 54,988 17
17
Life Sciences Tools & Services  0.0%
Cellares, Series D, Acquisition Date: 12/12/25 - 7/24/26,
Cost $260 (5)(7)(9) 21,713 260
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (5)(7)(9) 5,327 65
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $73 (5)(7)(9) 6,934 23
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (5)(7)(9) 7,007 108
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (5)(7)(9) 3,255 73
529
Total Health Care 953
INDUSTRIALS & BUSINESS SERVICES  0.1%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $74 (5)(7)(9) 1,856 3
Anduril Industries, Series H, Acquisition Date: 4/28/26 - 5/12/26,
Cost $220 (5)(7)(9) 3,187 220
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (5)(7)
(9) 26,194 94
Epirus, Series D, Acquisition Date: 1/21/25, Cost $13 (5)(7)(9) 4,650 17
VSE, 5.75%, 2/1/29 (6) 6,093 328
662
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (5)(7)(9) 5,632 17

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (5)(7)(9) 1,899 7
24
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $72 (5)(7)(9) 3,445 72
72
Machinery  0.0%
ESAB PIPE, Series A, Acquisition Date: 2/2/26, Cost $297 (5)
(9) 297 164
164
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (5)(7)(9) 11,613 94
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (5)(7)(9) 16,497 134
228
Total Industrials & Business Services 1,150
INFORMATION TECHNOLOGY  0.3%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  7,055 439
439
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (5)(7)(9) 3,986 2
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (5)(7)
(9) 1,224 —
2
Semiconductors & Semiconductor Equipment  0.1%
AvicenaTech, Series C-1, Acquisition Date: 8/27/26,
Cost $104 (5)(7)(9) 9,369 104
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $103 (5)
(7)(9) 1,283 107
SambaNova Systems, Series F, Acquisition Date: 7/1/26,
Cost $107 (5)(7)(9) 838 107
Sifive, Series G, Acquisition Date: 3/2/26, Cost $299 (5)(7)(9) 34,240 384
Xsight Labs, Series G, Acquisition Date: 7/2/26, Cost $138 (5)
(7)(9) 8,211 138
840
Software  0.2%
Anthropic, Series H-1, Acquisition Date: 5/28/26, Cost $955 (5)
(7)(9) 1,622 1,280
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (5)(7)(9) 16 19
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (5)(7)(9) 1 1

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (5)
(7)(9) 2,493 631
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (5)
(7)(9) 5,892 1,491
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (5)(7)
(9) 593 150
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (5)(7)(9) 7,205 154
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (5)(7)(9) 12,058 182
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (5)(7)(9) 3,303 51
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $227 (5)(7)
(9) 330 227
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (5)(7)(9) 13,365 31
4,217
Total Information Technology 5,498
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (5)(7)(9) 1,853 87
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (5)(7)
(9) 2,982 56
143
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (5)(7)(9) 2,736 308
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $101 (5)(7)(9) 1,194 135
443
Total Materials 586
Total Convertible Preferred Stocks (Cost $7,077) 8,482
CORPORATE BONDS  3.7%
3M, 5.15%, 3/15/35  241,000 238
Abbott Laboratories, 4.65%, 3/15/36  250,000 237
AbbVie, 5.30%, 9/15/36  155,000 153
AbbVie, 5.40%, 3/15/54  290,000 266
Accenture Capital, 4.75%, 7/10/29  70,000 70
Accenture Capital, 5.00%, 7/10/31  190,000 189
Aedifica, 0.875%, 12/2/30 (EUR)  100,000 103
AES, 5.20%, 7/15/29  45,000 45
AES, 5.75%, 7/15/33  55,000 54

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AES, 5.80%, 3/15/32  455,000 456
Airbnb, 4.65%, 3/16/31  400,000 394
Alcon Finance, 3.00%, 9/23/29 (1) 490,000 463
Amazon.com, 5.45%, 11/20/55  435,000 384
Amazon.com, 6.10%, 7/9/56  155,000 149
Ameren, 5.00%, 5/15/36  225,000 215
American Homes 4 Rent, 5.25%, 3/15/35  80,000 78
American Tower, 4.70%, 12/15/32  105,000 101
American Tower, 4.90%, 3/15/30  40,000 40
Anglo American Capital, 5.00%, 3/21/33 (1) 200,000 195
Antofagasta, 5.625%, 9/9/35  200,000 199
APA Infrastructure, 0.75%, 3/15/29 (EUR)  155,000 168
APA Infrastructure, 5.125%, 9/16/34 (1) 91,000 88
APA Infrastructure, 5.75%, 9/16/44 (1) 80,000 77
Appalachian Power, 5.65%, 4/1/34  76,000 77
Ares Capital, 5.10%, 1/15/31  20,000 19
Ares Capital, 5.25%, 4/12/31  120,000 116
Ares Capital, 5.55%, 1/15/30  75,000 74
Ares Capital, 5.80%, 3/8/32  30,000 30
Ares Capital, 5.95%, 7/15/29  42,000 42
Ares Strategic Income Fund, 5.45%, 9/9/28  75,000 75
Aspen Insurance Holdings, 5.75%, 7/1/30  130,000 132
AT&T, 3.50%, 9/15/53  445,000 271
AT&T, 4.55%, 11/1/32  170,000 163
AT&T, 5.25%, 10/30/36  465,000 445
AT&T, 6.20%, 10/30/56  310,000 291
Athene Global Funding, 5.526%, 7/11/31 (1) 315,000 313
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 244
Augusta SpinCo, 4.945%, 3/23/33  90,000 88
Augusta SpinCo, 5.245%, 3/23/36  165,000 161
Automatic Data Processing, 5.00%, 5/7/36  310,000 301
AutoZone, 4.95%, 7/15/31  120,000 119
BAE Systems, 5.30%, 3/26/34 (1) 200,000 200
Banco Santander, 2.749%, 12/3/30  200,000 180
Banco Santander, 5.127%, 11/6/35  200,000 192
Banco Santander Chile, 4.55%, 11/20/30 (1) 290,000 285
Bank Hapoalim, 4.722%, 7/14/29 (1) 360,000 354
Bank Leumi Le-Israel, 5.343%, 6/29/29 (1)(6) 280,000 281
Bank of America, VR, 1.898%, 7/23/31 (11) 810,000 719
Bank of America, VR, 5.464%, 5/9/36 (11) 320,000 319
Bank of America, VR, 5.511%, 1/24/36 (11) 415,000 414
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (11) 240,000 234
Bank of New York Mellon, VR, 5.085%, 4/23/37 (11) 310,000 300

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Barclays, VR, 5.102%, 6/26/32 (11) 305,000 300
Barclays, VR, 5.586%, 6/26/37 (11) 200,000 195
Barclays, VR, 5.785%, 2/25/36 (11) 200,000 200
BAT Capital, 5.30%, 8/5/33  135,000 134
BAT Capital, 5.35%, 8/15/32  320,000 322
BAT Capital, 5.55%, 8/5/36  180,000 178
Bayer U.S. Finance, 5.375%, 7/20/33 (1) 200,000 197
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 422
Beacon Point DC, 6.129%, 11/30/42 (1) 105,000 99
Beignet Investor, 6.581%, 5/30/49 (1) 327,000 314
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 98
Big Sky Funding, 5.75%, 7/20/31 (1) 18,589 18
Blackstone Private Credit Fund, 5.25%, 4/1/30  120,000 116
Blackstone Private Credit Fund, 5.60%, 11/22/29  28,000 28
Blackstone Private Credit Fund, 6.20%, 11/15/31  155,000 153
Blackstone Secured Lending Fund, 5.25%, 9/4/29  45,000 44
BMW U.S. Capital, 5.20%, 8/6/31 (1) 245,000 244
Boeing, 3.75%, 2/1/50  424,000 295
Boeing, 5.04%, 5/1/27  465,000 466
Boeing, 6.298%, 5/1/29  145,000 150
Boeing, 6.388%, 5/1/31  150,000 157
Boeing, 6.528%, 5/1/34  118,000 126
Boeing, 6.858%, 5/1/54  572,000 612
Bon Secours Mercy Health, 3.464%, 6/1/30  100,000 96
Booz Allen Hamilton, 5.90%, 1/30/34  256,000 252
Boston Gas, 6.119%, 7/20/53 (1) 105,000 100
Brixmor Operating Partnership, 2.50%, 8/16/31  82,000 72
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 334
Brixmor Operating Partnership, 4.85%, 2/15/33  40,000 39
Brixmor Operating Partnership, 5.20%, 4/1/32  70,000 69
Brixmor Operating Partnership, 5.375%, 6/15/36  175,000 170
Cadence Design Systems, 4.70%, 9/10/34  204,000 196
CaixaBank, VR, 5.581%, 7/3/36 (1)(11) 200,000 197
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 270,000 276
Canadian Imperial Bank of Commerce, VR, 5.051%,
6/16/32 (11) 200,000 198
Capital One Financial, VR, 7.624%, 10/30/31 (11) 55,000 60
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(12) 332,308 367
Caterpillar Financial Services, Series L, 4.30%, 5/15/29  198,000 196
CBRE Services, 4.80%, 6/15/30  80,000 79
CBRE Services, 4.90%, 1/15/33  60,000 58
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 102
CFE Fibra, 5.875%, 9/23/40 (1) 194,290 188

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charles Schwab, VR, 4.603%, 7/27/29 (11) 441,000 440
Charles Schwab, VR, 5.493%, 5/21/37 (11) 160,000 158
Charles Schwab, VR, 5.655%, 8/12/37 (11) 255,000 254
Charter Communications Operating, 6.384%, 10/23/35  224,000 218
Charter Communications Operating, 6.55%, 6/1/34  109,000 109
Charter Communications Operating, 7.85%, 8/15/56  260,000 264
Cheniere Energy, 5.20%, 7/30/36 (1) 250,000 241
Cheniere Energy Partners, 3.25%, 1/31/32  50,000 45
Cheniere Energy Partners, 5.35%, 11/30/36 (1) 125,000 121
Cheniere Energy Partners, 5.55%, 10/30/35  163,000 162
Cheniere Energy Partners, 5.75%, 8/15/34  21,000 21
Cheniere Energy Partners, 5.95%, 6/30/33  8,000 8
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 75,000 72
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 196
Chpe, 4.875%, 6/30/31 (1) 170,000 167
Chpe, 5.10%, 6/30/33 (1) 95,000 93
Cigna Group, 4.50%, 9/15/30  80,000 79
Citigroup, VR, 5.174%, 9/11/36 (11) 95,000 92
Citigroup, VR, 6.02%, 1/24/36 (11) 445,000 448
Citigroup, VR, 6.27%, 11/17/33 (11) 405,000 425
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 170,000 171
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 90,000 89
CommonSpirit Health, 2.782%, 10/1/30  24,000 22
Constellation Brands, 4.85%, 5/6/31  115,000 114
Constellation Energy Generation, 3.75%, 3/1/31  112,000 105
Constellation Energy Generation, 4.625%, 2/1/29  95,000 94
Constellation Energy Generation, 5.00%, 2/1/31  97,000 96
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 194
CVS Health, 5.00%, 9/15/32  105,000 104
CVS Health, 5.05%, 3/25/48  549,000 465
CVS Health, 5.625%, 2/21/53  335,000 301
Danske Bank, VR, 4.662%, 3/27/29 (1)(11) 200,000 200
Deere, 5.45%, 1/16/35  300,000 305
Diamondback Energy, 5.40%, 4/18/34  185,000 185
Dominion Energy, VR, 6.15%, 12/15/56 (11) 90,000 89
Eaton, 4.80%, 3/6/36  200,000 191
Ecolab, 4.60%, 6/15/29  615,000 613
Ecolab, 5.15%, 6/15/33  190,000 189
Edison International, 5.00%, 5/5/28  60,000 60
ENEL Finance International, 4.875%, 7/13/31 (1) 390,000 383
Entergy, VR, 6.50%, 12/15/56 (11) 60,000 60
ERAC USA Finance, 4.70%, 4/30/31 (1) 370,000 365
ERP Operating, 5.45%, 10/1/36  30,000 30

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Eurofins Scientific, 3.875%, 2/5/33 (EUR)  135,000 154
Eversource Energy, 5.95%, 7/15/34  203,000 208
Experian Finance U.S., 5.35%, 8/24/36 (1) 200,000 194
Federation des Caisses Desjardins du Quebec, 5.021%,
5/27/31 (1) 200,000 199
Ferrari, 3.625%, 5/21/30 (EUR)  120,000 140
Fidelity National Information Services, 4.80%, 3/10/31  205,000 201
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (11) 430,000 411
Fifth Third Bank, VR, 5.332%, 8/25/33 (11) 305,000 300
FirstEnergy, 2.65%, 3/1/30  268,000 247
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 45
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 130,000 127
FirstEnergy Transmission, 5.00%, 1/15/35  100,000 96
Fiserv, 4.20%, 10/1/28  120,000 118
Fiserv, 4.55%, 2/15/31  440,000 425
Fiserv, 5.375%, 8/21/28  115,000 116
Flowserve, 5.70%, 5/15/36  114,000 112
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 197
Ford Motor Credit, 5.73%, 9/5/30  200,000 200
Ford Motor Credit, 7.35%, 3/6/30  440,000 462
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 204
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 205
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 207
Freeport-McMoRan, 4.25%, 3/1/30  74,000 72
Freeport-McMoRan, 4.375%, 8/1/28  121,000 120
Freeport-McMoRan, 4.625%, 8/1/30  50,000 49
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29
GA Global Funding Trust, 5.40%, 1/13/30 (1) 180,000 179
GA Global Funding Trust, 5.50%, 4/1/32 (1) 190,000 186
General Motors Financial, 5.10%, 9/15/31  300,000 297
General Motors Financial, 5.45%, 1/8/36  65,000 63
General Motors Financial, 5.55%, 7/15/29  230,000 233
General Motors Financial, 6.10%, 1/7/34  255,000 262
General Motors Financial, 6.40%, 1/9/33  78,000 82
GLP Capital, 3.25%, 1/15/32  47,000 41
GLP Capital, 4.00%, 1/15/31  109,000 102
GLP Capital, 5.25%, 2/15/33  185,000 178
GLP Capital, 5.625%, 3/1/36  135,000 129
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 390,000 388
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 305,000 301
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 335,000 322
Goldman Sachs Group, VR, 5.655%, 7/21/37 (11) 315,000 312
Goldman Sachs Group, Series AA, VR, 6.50% (11)(13) 310,000 307

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Golub Capital Private Credit Fund, 5.875%, 5/1/30  238,000 234
Green Palm Bidco, 5.957%, 6/30/41 (1) 200,000 197
Green Palm Bidco, 6.462%, 6/30/46 (1) 200,000 195
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1) 70,000 69
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  392,000 395
Harbour Energy Finance 2, 5.929%, 8/19/33 (1) 200,000 199
Harbour Energy Finance 2, 6.327%, 4/1/35 (1) 495,000 500
HCA, 4.60%, 11/15/32  340,000 326
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 150,000 148
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 315,000 289
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 130
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 432
Heathrow Funding, 1.875%, 3/14/34 (EUR)  165,000 162
Hercules Capital, 6.30%, 7/24/31  65,000 65
Honeywell Aerospace, 5.732%, 3/16/56  220,000 209
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1) 275,000 273
HSBC Holdings, VR, 4.619%, 11/6/31 (11) 200,000 195
HSBC Holdings, VR, 5.729%, 8/14/37 (11) 210,000 208
HSBC Holdings, VR, 5.733%, 5/17/32 (11) 310,000 315
HUT 8 DC, 6.192%, 11/15/42 (1) 470,000 456
Hyundai Capital America, 4.25%, 9/18/28 (1) 40,000 39
Hyundai Capital America, 4.55%, 9/26/29 (1) 195,000 192
Hyundai Capital America, 4.55%, 1/8/31 (1) 235,000 229
Hyundai Capital America, 4.75%, 9/26/31 (1) 130,000 127
Hyundai Capital America, 4.90%, 6/23/28 (1) 305,000 305
Hyundai Capital America, 5.25%, 6/21/33 (1) 80,000 79
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 101
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 60
Hyundai Capital America, 6.10%, 9/21/28 (1) 40,000 41
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 119
Icon Investments Six, 5.421%, 8/13/31 (1) 200,000 199
Imperial Brands Finance, 5.50%, 7/7/36 (1) 380,000 369
ING Groep, VR, 5.42%, 3/23/37 (11) 275,000 269
Intel, 5.30%, 5/15/36  95,000 92
Intercontinental Exchange, 4.35%, 6/15/29  130,000 128
IPALCO Enterprises, 5.75%, 4/1/34  170,000 166
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 475,000 436
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 330,000 306
JPMorgan Chase, VR, 4.81%, 10/22/36 (11) 185,000 175
JPMorgan Chase, VR, 4.898%, 1/22/37 (11) 440,000 418
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 225,000 218
JPMorgan Chase, VR, 5.148%, 4/23/37 (11) 155,000 150

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 165,000 164
JPMorgan Chase, VR, 5.717%, 9/14/33 (11) 295,000 299
Kentucky Utilities, 5.85%, 8/15/55  30,000 29
Kilroy Realty, 5.875%, 10/15/35  235,000 227
Kilroy Realty, 6.25%, 1/15/36  205,000 203
L3Harris Technologies, 4.40%, 6/15/28  300,000 298
Lakeview, 5.73%, 7/9/29, Acquisition Date: 6/30/26,
Cost $465 (7)(9) 465,000 465
Leidos, 4.10%, 3/15/29  70,000 69
Louisville Gas & Electric, 5.85%, 8/15/55  30,000 29
Lumo Kodit, 3.875%, 3/12/32 (EUR)  135,000 152
Maple Parent Holdings, 4.728%, 3/26/35 (EUR)  130,000 150
Martin Marietta Materials, 5.20%, 1/30/32  65,000 65
Martin Marietta Materials, 5.40%, 1/30/34  80,000 80
Marvell Technology, 2.95%, 4/15/31  247,000 224
Medline Borrower, 3.875%, 4/1/29 (1) 285,000 276
Medline Borrower, 5.00%, 6/15/31 (1) 460,000 453
Medline Borrower, 5.25%, 6/15/33 (1) 210,000 207
Medline Borrower, 6.25%, 4/1/29 (1) 85,000 86
Mercedes-Benz Finance North America, 5.20%, 8/4/31 (1) 460,000 457
Meta Platforms, 4.875%, 11/15/35  195,000 183
Meta Platforms, 5.50%, 11/15/45  240,000 208
Meta Platforms, 5.625%, 11/15/55  365,000 305
Meta Platforms, 6.30%, 5/15/56  190,000 175
Minera Mexico, 5.625%, 2/12/32 (1) 500,000 502
Morgan Stanley, VR, 5.17%, 7/14/32 (11) 205,000 203
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 285,000 286
Morgan Stanley, VR, 5.296%, 4/10/37 (11) 275,000 266
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 83,000 82
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 130,000 130
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (11) 430,000 407
Mosaic, 5.35%, 8/17/31  425,000 423
Motorola Solutions, 5.40%, 4/15/34  140,000 139
Motorola Solutions, 5.55%, 8/15/35  280,000 279
National Bank of Canada, VR, 4.928%, 6/4/32 (11) 250,000 246
National Fuel Gas, 4.75%, 5/15/29  55,000 55
National Fuel Gas, 5.05%, 10/15/31  150,000 147
Nevada Power, Series CC, 3.70%, 5/1/29  55,000 53
NextEra Energy Capital Holdings, Series BB, VR, 6.20%,
10/1/56 (11) 235,000 229
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 180,000 177
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 154
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 100,000 95
NTT Finance, 4.876%, 7/16/30 (1) 200,000 197

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NTT Finance, 5.171%, 7/16/32 (1) 200,000 197
NTT Finance, 5.259%, 11/1/33 (1) 240,000 235
NTT Finance, 5.502%, 7/16/35 (1) 200,000 196
Nutrien, 4.85%, 5/29/31  130,000 129
Nutrien, 5.25%, 3/12/32  33,000 33
Nutrien, 5.35%, 5/29/36  80,000 78
Nutrien, 5.40%, 6/21/34  16,000 16
Occidental Petroleum, 8.875%, 7/15/30  705,000 786
ONEOK, 5.05%, 11/1/34  200,000 193
ONEOK, 6.05%, 9/1/33  528,000 545
Oracle, 3.60%, 4/1/40  15,000 10
Oracle, 3.95%, 3/25/51  48,000 29
Oracle, 4.80%, 9/26/32  120,000 111
Oracle, 5.20%, 9/26/35  70,000 63
Oracle, 5.70%, 2/4/36  610,000 564
Oracle, 5.95%, 9/26/55  440,000 350
Oracle, 6.70%, 2/4/56  55,000 48
Orange, 5.00%, 1/13/36 (1) 235,000 223
Orbia Advance Corp., 6.80%, 5/13/30 (1) 280,000 282
Pacific Gas & Electric, 3.50%, 8/1/50  106,000 68
Pacific Gas & Electric, 4.95%, 7/1/50  105,000 84
Pacific Gas & Electric, 5.05%, 10/15/32  230,000 225
Pacific Gas & Electric, 5.20%, 5/1/36  150,000 142
Pacific Gas & Electric, 5.90%, 10/1/54  59,000 54
Pacific Gas & Electric, 6.00%, 5/1/56  110,000 100
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 650
Philip Morris International, 4.625%, 10/29/35  295,000 277
Philip Morris International, 4.875%, 4/29/36  195,000 186
PNC Financial Services Group, VR, 5.373%, 7/21/36 (11) 100,000 99
PNC Financial Services Group, VR, 5.463%, 7/21/37 (11) 115,000 113
PNC Financial Services Group, VR, 5.575%, 1/29/36 (11) 155,000 155
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  100,000 112
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 150,000 144
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 160,000 149
Public Service of New Hampshire, 4.40%, 7/1/28  60,000 60
Public Service of Oklahoma, 5.45%, 1/15/36  350,000 345
Public Storage Operating, 4.70%, 2/1/32  125,000 123
QTS Central Issuer, 6.625%, 9/1/31 (1) 60,000 59
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 325,000 294
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(14) 475,000 269
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 310,000 295
Regal Rexnord, 6.05%, 4/15/28  295,000 300
Revvity, 1.90%, 9/15/28  111,000 105

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Revvity, 2.25%, 9/15/31  150,000 131
RGA Global Funding, 5.00%, 8/25/32 (1) 190,000 186
Rio Grande LNG, 6.15%, 6/30/41 (1) 190,000 184
Rogers Communications, 3.80%, 3/15/32  330,000 303
Rogers Communications, 5.00%, 2/15/29  342,000 342
Rogers Communications, 5.30%, 2/15/34  385,000 373
Royal Caribbean Cruises, 5.55%, 1/20/34  155,000 154
RTX, 2.82%, 9/1/51  327,000 194
RTX, 3.03%, 3/15/52  100,000 61
RTX, 4.125%, 11/16/28  253,000 250
RTX, 5.15%, 2/27/33  103,000 103
Salesforce, 2.90%, 7/15/51  106,000 60
Salesforce, 4.50%, 3/15/28  490,000 489
Salesforce, 6.55%, 3/15/56  250,000 244
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 85,000 85
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 155,000 154
Santander Holdings USA, VR, 5.04%, 6/5/30 (11) 230,000 229
Santander Holdings USA, VR, 5.473%, 3/20/29 (11) 175,000 176
Santander Holdings USA, VR, 5.701%, 6/5/37 (11) 190,000 185
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 359
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 432
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 72
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 317
SBA Tower Trust, 4.831%, 10/15/29 (1) 325,000 323
Schlumberger Investment, 5.15%, 5/7/36  385,000 377
Segro Capital, 1.875%, 3/23/30 (EUR)  150,000 164
SELP Finance, 3.875%, 4/21/31 (EUR)  135,000 156
Sempra, 5.25%, 3/15/36  80,000 77
SNF Group, 4.50%, 3/15/32 (EUR)  125,000 147
Societe Generale, VR, 2.797%, 1/19/28 (1)(11) 275,000 273
Societe Generale, VR, 5.40%, 8/8/34 (1)(11) 330,000 321
Societe Generale, VR, 5.50%, 4/13/29 (1)(11) 305,000 307
Sopaipilla Investor, 7.534%, 11/30/48 (1) 300,000 307
Southern California Edison, 4.80%, 3/15/33  125,000 120
Southern California Edison, 4.95%, 9/15/31  150,000 147
Southern California Gas, 5.45%, 6/15/35  135,000 134
Southern California Gas, 5.90%, 6/1/56  200,000 190
Southern California Gas, Series GGG, 5.50%, 9/1/36  125,000 124
Southern Gas Capital, Series B, 5.10%, 9/15/35  95,000 92
Southern Power, Series B, 4.90%, 10/1/35  90,000 85
Southwestern Public Service, 5.30%, 8/15/36  315,000 307
Space Exploration Technologies, 5.35%, 7/15/31 (1) 195,000 191
Space Exploration Technologies, 5.65%, 7/15/33 (1) 200,000 193

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Space Exploration Technologies, 6.65%, 7/15/56 (1) 275,000 244
Sprint Capital, 8.75%, 3/15/32  295,000 342
Standard Chartered, VR, 4.529%, 6/5/32 (1)(11) 730,000 704
Standard Chartered, VR, 5.846%, 8/13/37 (1)(11) 200,000 199
Standard Chartered, VR, 6.301%, 1/9/29 (1)(11) 200,000 203
Sutter Health, 5.164%, 8/15/33  100,000 99
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 50
Sutter Health, Series 2025, 5.537%, 8/15/35  195,000 197
Synopsys, 4.85%, 4/1/30  220,000 219
Synopsys, 5.70%, 4/1/55  220,000 204
T-Mobile USA, 5.00%, 2/15/36  335,000 319
T-Mobile USA, 5.05%, 7/15/33  475,000 465
T-Mobile USA, 5.70%, 1/15/56  430,000 385
T-Mobile USA, 5.875%, 11/15/55  135,000 124
Targa Resources, 5.65%, 2/15/36  100,000 100
Targa Resources, 6.15%, 3/1/29  115,000 118
Thermo Fisher Scientific, 4.55%, 6/15/33  70,000 67
Time Warner Cable, 6.75%, 6/15/39  131,000 125
Time Warner Cable, 7.30%, 7/1/38  134,000 135
TotalEnergies Capital International, 3.127%, 5/29/50  144,000 92
TotalEnergies Capital International, 3.461%, 7/12/49  125,000 86
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 35,000 35
U.S. Steel, 5.20%, 8/1/31 (1) 200,000 198
U.S. Steel, 5.70%, 8/1/36 (1) 200,000 196
Uber Technologies, 4.80%, 9/15/35  235,000 223
UnitedHealth Group, 4.50%, 4/15/33  310,000 298
UnitedHealth Group, 5.30%, 6/15/35  130,000 129
UnitedHealth Group, 5.95%, 6/15/55  75,000 74
Ventas Realty, 5.00%, 2/15/36  460,000 440
Verizon Communications, 5.875%, 11/30/55  330,000 304
VICI Properties, 5.40%, 10/15/31  185,000 184
Vistra Operations, 5.55%, 4/30/36 (1) 310,000 301
Vistra Operations, 5.70%, 12/30/34 (1) 8,000 8
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 106
Vistra Operations, 6.95%, 10/15/33 (1) 380,000 404
Vodafone Group, 6.10%, 6/18/56  310,000 294
Vylor, 5.125%, 8/15/31 (1) 30,000 30
Vylor, 5.625%, 8/15/36 (1) 55,000 55
Wells Fargo, VR, 5.15%, 4/23/31 (11) 706,000 707
Xylem, 5.20%, 6/1/33  50,000 50
Total Corporate Bonds (Cost $81,301) 79,192

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY FUNDS  9.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 2,197,003 111,652
T. Rowe Price Real Assets Fund - I Class (3) 4,004,451 82,371
Total Equity Funds (Cost $95,567) 194,023
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 330,000 324
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 194
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 200,000 195
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 510,000 504
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 400,000 388
Export-Import Bank of India, 2.25%, 1/13/31 (1) 345,000 305
Export-Import Bank of India, 5.75%, 1/12/56 (1) 200,000 191
Kingdom of Morocco, 2.00%, 9/30/30 (EUR) (6) 290,000 312
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  255,000 312
Petroleos Mexicanos, 5.95%, 1/28/31  300,000 297
Petroleos Mexicanos, 8.75%, 6/2/29  315,000 337
Petroleos Mexicanos, 10.00%, 2/7/33  360,000 421
Republic of Chile, 3.10%, 5/7/41  560,000 413
Republic of Colombia, 7.75%, 11/7/36  270,000 287
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 160,000 184
Republic of Romania, 5.75%, 7/4/36 (1) 200,000 188
Republic of Romania, 6.625%, 2/17/28  312,000 318
Republic of Romania, 6.625%, 5/16/36 (1) 414,000 415
Republic of Serbia, 6.25%, 5/26/28  305,000 310
State of Israel, Series 10Y, 5.50%, 3/12/34  261,000 262
STC Sukuk, 3.89%, 5/13/29 (1) 760,000 738
STC Sukuk II, 4.489%, 1/15/31 (1) 200,000 196
STC Sukuk II, 5.083%, 1/15/36 (1) 200,000 196
United Mexican States, 6.125%, 2/9/38  280,000 270
United Mexican States, 6.25%, 8/27/37  240,000 236
Total Foreign Government Obligations & Municipalities
(Cost $7,854) 7,793
MUNICIPAL SECURITIES  0.0%
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  45,000 48
Total Municipal Securities (Cost $47) 48

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.0%
BANK, Series 2025-BNK51, Class A5, 5.29%, 12/25/67  130,000 129
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  150,000 153
Barclays Mortgage Loan Trust, Series 2026-NQM6, Class A1,
CMO, ARM, 5.76%, 7/25/66 (1) 192,377 192
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.913%, 11/15/34 (1) 195,000 2
Benchmark Mortgage Trust, Series 2026-V21, Class A3,
5.127%, 3/15/59  300,000 299
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.83%, 10/10/42 (1) 110,000 108
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1,
CMO, ARM, 5.06%, 2/25/66 (1) 130,953 129
BMO Mortgage Trust, Series 2026-C15, Class A5, 5.818%,
8/15/59  235,000 241
BRAVO Residential Funding Trust, Series 2026-NQM4, Class
A1, CMO, ARM, 5.183%, 3/25/66 (1) 204,802 203
BRAVO Residential Funding Trust, Series 2026-NQMR1, Class
A1, CMO, ARM, 5.395%, 8/25/62 (1) 365,678 362
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 4.932%, 12/15/39 (1) 254,185 255
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.281%, 5/15/41 (1) 418,266 419
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.039%, 6/15/35 (1) 100,000 100
BX Trust, Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%,
5.339%, 5/15/43 (1) 100,000 100
BX Trust, Series 2026-ORBT, Class A, ARM, 1M TSFR +
1.40%, 5.039%, 7/15/43 (1) 150,000 150
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 42,431 37
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 124,590 104
CLIP Trust, Series 2026-NQM1, Class A1, CMO, ARM, 5.221%,
5/25/71 (1) 275,552 272
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.281%, 8/15/41 (1) 305,000 304
Connecticut Avenue Securities, Series 2025-R01, Class 1A1,
CMO, ARM, SOFR30A + 0.95%, 4.593%, 1/25/45 (1) 43,945 44
Connecticut Avenue Securities Trust, Series 2024-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/44 (1) 68,990 69
Connecticut Avenue Securities Trust, Series 2024-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 7/25/44 (1) 78,551 79

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities Trust, Series 2025-R03, Class
2A1, CMO, ARM, SOFR30A + 1.45%, 5.093%, 3/25/45 (1) 26,598 27
Connecticut Avenue Securities Trust, Series 2025-R04, Class
1A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/45 (1) 42,091 42
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 7/25/45 (1) 637,093 636
Connecticut Avenue Securities Trust, Series 2025-R05, Class
2M1, CMO, ARM, SOFR30A + 1.20%, 4.843%, 7/25/45 (1) 120,297 120
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1A1, CMO, ARM, SOFR30A + 0.90%, 4.543%, 9/25/45 (1) 69,330 69
Connecticut Avenue Securities Trust, Series 2025-R06, Class
1M1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 9/25/45 (1) 82,918 83
Connecticut Avenue Securities Trust, Series 2026-R02, Class
1M1, CMO, ARM, SOFR30A + 1.05%, 4.693%, 2/25/46 (1) 738,052 737
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2A1, CMO, ARM, SOFR30A + 1.10%, 4.743%, 4/25/46 (1) 73,730 74
Connecticut Avenue Securities Trust, Series 2026-R03, Class
2M1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 4/25/46 (1) 686,312 686
Connecticut Avenue Securities Trust, Series 2026-R04, Class
2M1, CMO, ARM, SOFR30A + 1.15%, 4.793%, 7/25/46 (1) 190,564 191
Cross, Series 2026-NQM6, Class A2, CMO, STEP, 5.521%,
5/25/71 (1) 131,195 130
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 145,863 145
Cross Mortgage Trust, Series 2026-NQM3, Class A1, CMO,
ARM, 5.125%, 3/25/71 (1) 530,878 526
Deephaven Residential Mortgage Trust, Series 2026-INV2,
Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 221,083 220
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 119,103 118
EFMT, Series 2026-NQM4, Class A1, CMO, ARM, 5.466%,
4/25/71 (1) 93,008 92
EFMT, Series 2026-NQM6, Class A1, CMO, ARM, 5.466%,
6/25/71 (1) 226,853 225
EFMT, Series 2026-NQM6, Class A2, CMO, STEP, 5.669%,
6/25/71 (1) 98,632 98
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.632%, 3/25/50 (1) 85,789 83
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 271,069 217
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 16,096 14
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 7,162 7
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 151,555 151

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GCAT Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.449%, 2/25/71 (1) 509,057 506
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 250,000 222
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.465%, 7/25/44 (1) 1,293 1
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.902%, 10/25/50 (1) 133,607 113
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 70,217 70
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 218,918 218
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 140,274 140
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 315,641 310
HOMES Trust, Series 2026-NQM2, Class A1, CMO, ARM,
5.488%, 1/25/71 (1) 372,410 370
HOMES Trust, Series 2026-NQM3, Class A2, CMO, STEP,
5.465%, 4/27/71 (1) 93,444 92
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 190,716 159
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 45,028 40
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 52,046 46
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.568%, 12/25/50 (1) 209,076 184
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 48,306 42
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 71 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 155 —
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.215%, 6/25/50 (1) 214,369 185
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 163,393 162
JPMorgan Mortgage Trust, Series 2025-HE3, Class A1, CMO,
ARM, SOFR30A + 1.35%, 4.989%, 3/20/56 (1) 28,840 29
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 208,670 208
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.912%, 10/15/42 (1) 115,000 113
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.231%, 5/15/41 (1) 375,000 370

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MFA Trust, Series 2025-NQM4, Class A1F, CMO, ARM,
SOFR30A + 1.20%, 4.843%, 8/25/70 (1) 176,584 177
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 88,772 88
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 76,149 76
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-
NEW2, Class A1, CMO, ARM, 5.764%, 8/25/71 (1) 75,000 75
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-
NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 200,684 198
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 198,678 162
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 80,951 80
New Residential Mortgage Loan Trust, Series 2026-NQM4,
Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 236,238 233
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 135,000 131
NYC Trust, Series 2026-9W57, Class A, ARM, 5.053%,
6/6/40 (1) 695,000 684
NYMT Loan Trust, Series 2026-INV2, Class A1, CMO, ARM,
5.475%, 4/25/61 (1) 197,024 196
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 67,812 58
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM,
5.143%, 7/27/65 (1) 82,056 81
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.793%, 7/27/65 (1) 85,475 86
OBX Trust, Series 2026-NQM4, Class A1B, CMO, STEP,
5.173%, 2/25/66 (1) 93,294 92
OBX Trust, Series 2026-R2, Class A1, CMO, ARM, 5.364%,
3/25/63 (1) 149,838 148
OBX Trust, Series 2026-R2, Class A2, CMO, STEP, 5.613%,
3/25/63 (1) 93,649 92
RCO IX Mortgage, Series 2026-4, Class A1, CMO, STEP,
5.691%, 8/25/31 (1) 450,000 448
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 885,433 638
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41 (1) 395,000 396
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 112,025 112
SCG Mortgage Trust, Series 2026-PALM, Class A, ARM, 1M
TSFR + 1.27%, 4.909%, 7/15/43 (1) 135,000 135
SCG Mortgage Trust, Series 2026-PALM, Class B, ARM, 1M
TSFR + 1.50%, 5.139%, 7/15/43 (1) 100,000 100

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.031%, 5/15/39 (1) 440,000 440
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  83,884 81
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.78%, 8/25/47 (1) 147,451 138
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 19,691 18
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 5,991 5
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 18,749 17
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO,
ARM, 5.188%, 4/25/66 (1) 352,632 348
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A,
CMO, STEP, 4.10%, 7/25/57 (1) 90,212 88
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA3, Class M1B, CMO, ARM, SOFR30A + 2.90%, 6.543%,
4/25/42 (1) 80,000 81
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%, 8.143%,
6/25/42 (1) 50,000 51
Structured Agency Credit Risk Debt Notes, Series 2022-
DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%, 7.343%,
9/25/42 (1) 60,000 61
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 5/25/44 (1) 529,134 531
Structured Agency Credit Risk Debt Notes, Series 2024-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 3/25/44 (1) 199,518 200
Structured Agency Credit Risk Debt Notes, Series 2025-DNA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 1/25/45 (1) 53,750 54
Structured Agency Credit Risk Debt Notes, Series 2025-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.10%, 4.743%, 5/25/45 (1) 22,725 23
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 9/25/45 (1) 26,438 26
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.743%, 9/25/45 (1) 60,652 61
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.593%, 2/25/45 (1) 33,800 34
Structured Agency Credit Risk Debt Notes, Series 2026-DNA2,
Class M1, CMO, ARM, SOFR30A + 1.20%, 4.843%, 3/25/46 (1) 300,065 300
Structured Agency Credit Risk Debt Notes, Series 2026-HQA1,
Class A1, CMO, ARM, SOFR30A + 1.00%, 4.643%, 5/25/46 (1) 39,938 40
Structured Agency Credit Risk Debt Notes, Series 2026-HQA1,
Class M1, CMO, ARM, SOFR30A + 1.25%, 4.893%, 5/25/46 (1) 212,908 213

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Towd Point Mortgage Trust, Series 2017-3, Class M1, CMO,
ARM, 3.50%, 7/25/57 (1) 648,000 631
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 4.782%, 10/25/59 (1) 132,453 132
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.838%, 6/25/65 (1) 214,406 214
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.838%, 6/25/65 (1) 111,174 110
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.132%, 1/25/66 (1) 90,445 89
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.231%, 6/15/39 (1) 140,000 140
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 259,332 207
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 215,000 215
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $21,657) 21,056
PRIVATE INVESTMENT COMPANIES  6.2%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 41,743 130,819
Total Private Investment Companies (Cost $81,748) 130,819
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  3.4%
U.S. Government Agency Obligations  2.7%
Federal Home Loan Mortgage
2.50%, 4/1/30  36,913 36
3.00%, 12/1/42 - 4/1/43  555,600 499
3.50%, 8/1/42 - 3/1/46  630,647 579
4.00%, 8/1/40 - 12/1/41  261,020 249
4.50%, 6/1/39 - 10/1/41  182,982 179
5.00%, 12/1/36 - 8/1/40  67,783 67
6.00%, 10/1/32 - 8/1/38  39,619 41
6.50%, 5/1/32 - 10/1/32  3,278 4
7.00%, 4/1/32 - 6/1/32  2,976 3
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  2,616 3
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  4,779 5
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  4,077 4
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  733,271 90
2.50%, 7/25/50  1,505,897 237

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  46,358 41
2.00%, 8/1/36 - 9/1/52  3,151,922 2,528
2.50%, 3/1/42 - 1/1/54  3,241,044 2,688
3.00%, 5/1/31 - 7/1/52  973,100 853
3.50%, 11/1/47 - 11/1/50  392,319 358
4.00%, 8/1/37 - 9/1/52  341,661 322
4.50%, 9/1/37 - 10/1/53  792,282 751
5.00%, 10/1/52 - 4/1/56  2,357,065 2,285
5.50%, 8/1/53 - 10/1/55  2,154,603 2,145
6.00%, 6/1/53 - 8/1/55  2,784,592 2,830
6.50%, 11/1/53 - 9/1/55  616,579 638
Federal National Mortgage Assn.
2.50%, 1/1/61  166,919 132
3.00%, 2/1/44  4,219 4
3.50%, 6/1/42 - 5/1/46  339,834 312
4.00%, 11/1/40  112,404 108
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.866%,
6.366%, 8/1/36  6,551 7
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  260,560 32
2.50%, 5/25/47  837,081 103
6.50%, 2/25/32  1,171 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  622,591 530
2.00%, 9/1/36 - 4/1/52  6,977,260 5,630
2.50%, 1/1/32 - 6/1/52  3,795,959 3,168
3.00%, 8/1/27 - 7/1/52  2,937,638 2,625
3.50%, 2/1/35 - 1/1/52  1,342,390 1,233
4.00%, 7/1/35 - 12/1/52  1,799,058 1,699
4.50%, 7/1/39 - 3/1/56  1,050,436 1,010
5.00%, 7/1/33 - 1/1/56  1,602,101 1,569
5.50%, 11/1/34 - 11/1/55  3,038,718 3,031
6.00%, 3/1/33 - 10/1/55  2,584,803 2,639
6.50%, 7/1/32 - 8/1/55  1,219,015 1,263
7.00%, 9/1/30 - 4/1/32  1,332 2
UMBS, TBA (15)
1.50%, 9/1/41  130,000 115
2.00%, 9/1/41 - 9/1/56  4,465,000 3,588
2.50%, 9/1/41 - 9/1/56  2,288,000 1,911
3.00%, 9/1/56  775,000 660
3.50%, 9/1/56  1,510,000 1,339
4.00%, 9/1/56  1,725,000 1,574

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.50%, 9/1/56  1,365,000 1,281
5.00%, 9/1/56  2,135,000 2,059
5.50%, 9/1/56  1,675,000 1,658
6.00%, 9/1/56  85,000 86
56,803
U.S. Government Obligations  0.7%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  143,576 129
2.00%, 1/20/51  1,003,483 806
2.50%, 8/20/50 - 12/20/51  1,631,800 1,366
3.00%, 9/15/42 - 7/20/50  1,324,918 1,168
3.50%, 11/20/42 - 7/20/52  1,139,892 1,041
4.00%, 2/20/41 - 10/20/52  935,000 871
4.50%, 11/20/39 - 6/20/53  891,529 855
5.00%, 7/20/39 - 12/20/54  793,504 781
5.50%, 10/20/32 - 12/20/55  524,812 528
6.00%, 8/20/34 - 11/20/52  363,894 372
7.00%, 9/20/27  65 —
7.50%, 1/15/30  1,394 1
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  33,773 30
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,392,657 514
2.50%, 6/20/51  2,108,727 284
3.50%, 5/20/43  77,403 11
4.00%, 2/20/43  29,960 5
Government National Mortgage Assn., TBA (15)
2.00%, 9/20/56  1,315,000 1,054
2.50%, 9/20/56  1,345,000 1,124
3.00%, 9/20/56  175,000 152
3.50%, 9/20/56  135,000 118
4.00%, 9/20/55  84,000 76
4.50%, 9/20/56  1,235,000 1,156
5.00%, 9/20/55  965,000 934
5.50%, 9/20/56  1,765,000 1,752
6.00%, 9/20/56  240,000 243
15,371
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $75,681) 72,174

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  3.8%
U.S. Treasury Obligations  3.8%
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 1,855
U.S. Treasury Bonds, 4.00%, 11/15/42 (16) 1,565,000 1,367
U.S. Treasury Bonds, 4.00%, 11/15/52  1,445,000 1,181
U.S. Treasury Bonds, 4.125%, 8/15/53  1,745,000 1,456
U.S. Treasury Bonds, 4.25%, 2/15/54  4,265,000 3,633
U.S. Treasury Bonds, 4.25%, 8/15/54  3,625,000 3,087
U.S. Treasury Bonds, 4.375%, 8/15/43  965,000 877
U.S. Treasury Bonds, 4.50%, 2/15/44  8,695,000 7,998
U.S. Treasury Bonds, 4.50%, 11/15/54  3,440,000 3,056
U.S. Treasury Bonds, 4.625%, 11/15/44  4,015,000 3,735
U.S. Treasury Bonds, 4.625%, 5/15/54  1,675,000 1,519
U.S. Treasury Bonds, 4.625%, 2/15/55  900,000 816
U.S. Treasury Bonds, 4.625%, 11/15/55  3,335,000 3,024
U.S. Treasury Bonds, 4.75%, 11/15/43 (16) 2,390,000 2,272
U.S. Treasury Bonds, 4.75%, 5/15/55  3,290,000 3,044
U.S. Treasury Bonds, 4.75%, 8/15/55  2,245,000 2,077
U.S. Treasury Notes, 3.625%, 8/31/29  3,995,000 3,908
U.S. Treasury Notes, 3.75%, 12/31/30  3,175,000 3,084
U.S. Treasury Notes, 3.75%, 8/31/31  4,495,000 4,344
U.S. Treasury Notes, 3.875%, 4/30/30  4,465,000 4,380
U.S. Treasury Notes, 4.00%, 7/31/29  1,215,000 1,202
U.S. Treasury Notes, 4.00%, 10/31/29  475,000 469
U.S. Treasury Notes, 4.00%, 3/31/30  1,300,000 1,281
U.S. Treasury Notes, 4.00%, 1/31/31 (16) 4,920,000 4,825
U.S. Treasury Notes, 4.125%, 7/31/28 (16) 860,000 857
U.S. Treasury Notes, 4.125%, 10/31/31  1,055,000 1,036
U.S. Treasury Notes, 4.25%, 6/30/29  1,040,000 1,036
U.S. Treasury Notes, 4.25%, 1/31/30  2,765,000 2,749
U.S. Treasury Notes, 4.375%, 12/31/29  2,040,000 2,037
U.S. Treasury Notes, 4.375%, 11/30/30  3,930,000 3,915
U.S. Treasury Notes, 4.625%, 4/30/31  2,560,000 2,574
U.S. Treasury Notes, 4.625%, 5/31/31  945,000 950
79,644
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $83,123) 79,644

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.8%
Commercial Paper  0.1%
4(2)  0.1%(17)
CRF Sequoia, 4.90%, 1/29/27  1,330 1,330
1,330
Money Market Funds  0.7%
T. Rowe Price Government Reserve Fund, 3.72% (3)(18) 15,583,060 15,583
15,583
Total Short-Term Investments (Cost $16,913) 16,913
SECURITIES LENDING COLLATERAL  0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.72% (3)(18) 2,364,635 2,365
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,365
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.72% (3)(18) 10,687,213 10,687
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 10,687
Total Securities Lending Collateral (Cost $13,052) 13,052

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap,1/12/29
Receive Fixed 2.50%
Annually, Pay Variable
3.68% (SOFR)
Annually, 1/8/27 @
2.50%* (5) 2 57,650 3
Morgan Stanley
S&P 500 Index,
Call, 9/18/26 @
$7,675.00 (5) 39 29,976 365
Total Options Purchased (Cost $273) 368
Total Investments in Securities  101.6%
(Cost $1,536,623) $ 2,143,815
Other Assets Less Liabilities (1.6)% (33,943)
Net Assets 100.0% $ 2,109,872
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $91,154 and represents 4.3% of net assets.
(2) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is on loan at August 31, 2026.
(7) Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $10,778 and represents 0.5% of net assets.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(15) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $20,880 and represents 1.0% of net assets.
(16) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(17) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $1,330 and represents 0.1% of net assets.
(18) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate
Swap,1/12/29 Receive
Fixed 2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 57,650 (2)
Morgan Stanley
S&P 500 Index, Put,
9/18/26 @ $6,675.00 95 73,018 (24)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Call, 9/18/26 @ $79.00 2,955 23,584 (236)
Wells Fargo
iShares iBoxx USD High
Yield Corporate Bond ETF,
Put, 9/18/26 @ $79.00 2,140 17,079 (35)
Total Options Written (Premiums $(638)) $ (297)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 14,225 494 486 8
Total Bilateral Credit Default Swaps, Protection
Sold 486 8
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 69 — — —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 86 — — —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 23 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.118% (SOFR
+ 0.48%) at Maturity, 11/9/26 26 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 23 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 31 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 171 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 171 5 4 1

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.118% (SOFR +
0.48%) at Maturity, 11/9/26 22 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 36 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.118% (SOFR + 0.48%) at
Maturity, 11/9/26 30 — — —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.118%
(SOFR + 0.48%) at Maturity, 11/9/26 65 1 1 —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.995% (SOFR + 0.35%) Monthly,
1/19/28 740 2 — 2
Total Bilateral Total Return Swaps 10 4
Total Bilateral Swaps 496 12
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 7,755 181 162 19
Total Centrally Cleared Credit Default Swaps,
Protection Sold 19
Total Centrally Cleared Swaps 19
Net payments (receipts) of variation margin to date (19)
Variation margin receivable (payable) on centrally cleared swaps $ —
** Includes interest purchased or sold but not yet collected of $10.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/20/26 USD 413 EUR 357 $ (3)
BNP Paribas 11/20/26 USD 527 EUR 455 (4)
HSBC Bank 11/20/26 USD 1,698 EUR 1,465 (8)
Morgan Stanley 11/20/26 USD 293 EUR 253 (2)
State Street 10/23/26 USD 641 CAD 895 (7)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (24)

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 17 Euro BOBL contracts 9/26 (2,237) $ 23
Short, 29 MSCI EAFE Index contracts 9/26 (4,682) (90)
Short, 21 S&P 500 E-Mini Index contracts 9/26 (8,084) (95)
Short, 5 Euro BOBL contracts 12/26 (660) —
Long, 20 U.S. Treasury Notes five year contracts 12/26 2,114 (9)
Long, 24 U.S. Treasury Notes ten year contracts 12/26 2,584 (1)
Long, 93 U.S. Treasury Notes two year contracts 12/26 19,087 (37)
Net payments (receipts) of variation margin to date 246
Variation margin receivable (payable) on open futures contracts $ 37

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 4.59%  $ (2,203) $ 1,567 $ 1,204
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.92%  — (817) 1,012
T. Rowe Price Inflation Protected Bond Fund - I
Class, (2.31)%  — (210) 57
T. Rowe Price Institutional Emerging Markets
Equity Fund  1,373 (3,196) —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.51%  (47) (25) 361
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.31%  (29) (463) 946
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.37%  (349) (708) 893
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, (2.32)%  — (67) 37
T. Rowe Price Real Assets Fund - I Class  174 2,574 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 5.20%  — (1,473) 492
T. Rowe Price Government Reserve Fund,
3.72% — — 65
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ (1,081)# $ (2,818) $ 5,067+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Dynamic Global
Bond Fund - I Class, 4.59%  $ 82,168 $ 1,182 $ 11,453 $ 73,464
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.92%  67,084 1,012 — 67,279
T. Rowe Price Inflation
Protected Bond Fund - I Class,
(2.31)%  13,358 558 — 13,706
T. Rowe Price Institutional
Emerging Markets Equity
Fund  117,475 — 2,627 111,652
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.51%  21,916 361 1,047 21,205
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.31%  55,622 945 329 55,775
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.37%  100,714 874 2,349 98,531
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, (2.32)%  10,781 36 — 10,750
T. Rowe Price Real Assets
Fund - I Class  80,123 — 326 82,371
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 5.20%  43,769 2,282 — 44,578
T. Rowe Price Government
Reserve Fund, 3.72% 16,702  ¤  ¤ 15,583
T. Rowe Price Treasury
Reserve Fund, 3.72% 5,231  ¤  ¤ 13,052
Total $ 607,946^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,067 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $541,218.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Allocation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Moderate Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Moderate Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 228,401 $ — $ 228,401
Bond Funds 385,288 — — 385,288
Common Stocks 842,195 242,601 2,481 1,087,277
Convertible Preferred Stocks 1,017 164 7,301 8,482
Corporate Bonds — 78,727 465 79,192
Equity Funds 194,023 — — 194,023
Private Investment
Companies — — 130,819 130,819
Short-Term Investments 15,583 1,330 — 16,913
Securities Lending Collateral 13,052 — — 13,052
Options Purchased — 368 — 368
Total Securities 1,451,158 551,591 141,066 2,143,815
Swaps* — 527 — 527
Futures Contracts* 23 — — 23
Total $ 1,451,181 $ 552,118 $ 141,066 $ 2,144,365
Liabilities
Options Written $ — $ 297 $ — $ 297
Forward Currency Exchange
Contracts — 24 — 24
Futures Contracts* 232 — — 232
Total $ 232 $ 321 $ — $ 553
1
Includes Asset-Backed Securities, Foreign Government Obligations & Municipalities,
Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2026, totaled $3,820,000 for the period ended August 31, 2026. During the period, transfers out of Level 3 were because observable market data became available for the security.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
8/31/26
Investment in
Securities
Common Stocks $ 2,516 $ (35) $ — $ — $ — $ 2,481
Convertible
Preferred Stocks 6,187 973 533 (95) (297) 7,301
Corporate Bonds — — 465 — — 465
Private
Investment
Companies 127,938 2,881 — — — 130,819
Total $ 136,641 $ 3,819 $ 998 $ (95) $ (297) $ 141,066

T. ROWE PRICE Spectrum Moderate Allocation Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 2,481 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
25%
- 100%
25% Decrease
Market
comparable
Enterprise
value to sales
multiple
3.0x
- 14.2x
9.7x Increase
Sales growth
rate
10%
- 17%
11% Increase
Enterprise
value to gross
profit multiple
5.1x
- 6.0x
5.8x Increase
Gross profit
growth rate
17% 17% Increase
Price-to-
earnings
multiple
16.8x 16.8x Increase
Price-to-
tangible book
value multiple
1.9x 1.9x Increase
Premium to
public company
multiples
19%
- 26%
22% Increase
Discount to
public company
multiples
40% 40% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 7,301 Recent
comparable
transaction
price(s)
-# -# -# -#
Private
company
valuation
-# -# -#
Discount for
uncertainty
25% 25% Decrease
Market
comparable
Premium for
liquidation
preference
-# -# -#
Probability
for potential
outcome
10%
- 70%
33% Increase
Enterprise
value to sales
multiple
1.8x
- 30.9x
11.9x Increase
Sales growth
rate
10%
- 145%
46% Increase
Enterprise
value to gross
profit multiple
2.6x
- 21.9x
8.8x Increase
Gross profit
growth rate
17%
- 21%
18% Increase
Enterprise
value to
EBITDA
multiple
10.2x
- 10.3x
10.3x Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
EBITDA growth
rate
2% 2% Increase
Price-to-
earnings
multiple
82.8x 82.8x Increase
Premium to
public company
multiples
1%
- 50%
27% Increase
Cost of capital 17%
- 25%
20% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
26%
- 40%
28% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 5% 5% Increase
Volatility 53%
- 58%
56% Increase
Corporate
Bonds
$465 Recent
comparable
transaction
price(s)
-# -# -# -#

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F102-054Q1 08/26
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$130,819
Rollforward of
Investee NAV
Estimated
return
0.53% 0.53% Increase